Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Operating Leases have Remaining Lease Terms	The Company’s operating leases have remaining lease terms of up to approximately five years.
	December 31, 2025	December 31, 2024
ASSETS
Operating lease right-of-use assets	$1,913,278	$640,387
LIABILITIES
Operating lease liabilities (current)	317,557	403,581
Operating lease liabilities (non-current)	1,600,747	236,807

The following provides details of the Company’s lease expenses:

	Year Ended December 31,
	2025	2024
Operating lease expenses	$486,281	$514,420

Other information related to leases is presented below:

	Year Ended December 31,
	2025	2024
Cash paid for amounts included in the measurement of operating lease liabilities	$102,761	$228,393
Stock paid for amounts included in the measurement of operating lease liabilities	$383,250	$255,788

	December 31, 2025	December 31, 2024
Weighted Average Remaining Lease Term:
Operating leases	5.01 years	2.48 years

Weighted Average Discount Rate:
Operating leases	7.11%	1.19%

Schedule of Minimum Future Annual Payments Under Non-Cancellable Leases

The minimum future annual payments under non-cancellable leases during the next five years and thereafter, at rates now in force, are as follows:

Operating leases
2026	$441,029
2027	442,890
2028	447,886
2029	459,843
2030	422,821
Thereafter	70,814
Total future minimum lease payments, undiscounted	2,285,283
Less: Imputed interest	(366,979)
Present value of future minimum lease payments	$1,918,304